Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 01, 2022	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Below is information about the relationship between executive compensation actually paid to our named executive officers and our financial performance. This information is prepared in accordance with SEC rules and may be different from the compensation information presented above and does not represent the actual amounts earned or realized by our named executive officers. For purposes of the Peer Group TSR column of the Pay Versus Performance Table, we have used the S&P 500 Health Care (Sector) Index, which we also use for purposes of the Stock Performance Graph in our 2025 Annual Report on Form 10-K.
							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to First PEO	Compensation Actually Paid to Second PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (in millions)	Adjusted Diluted Earnings Per Share*
2025	$15,498,479	N/A	$26,510,389	N/A	$3,283,376	$5,184,332	$160.65	$148.37	$1,046	$9.85
2024	$14,404,862	N/A	$24,275,465	N/A	$3,015,220	$4,660,134	$137.07	$129.48	$921	$8.93
2023	$12,673,834	N/A	$9,436,647	N/A	$2,850,271	$1,985,608	$122.64	$126.22	$908	$8.71
2022	$15,678,164	$11,883,027	$9,817,267	$12,708,474	$3,386,412	$291,674	$136.34	$123.67	$1,015	$9.95
2021	$14,557,818	N/A	$49,248,658	N/A	$3,431,291	$10,580,653	$147.86	$126.13	$2,080	$14.24
*	Adjusted Diluted Earnings Per Share is a non-GAAP financial measure. See Annex A for a reconciliation to a financial measure reported under U.S. GAAP.
The following table sets forth, for each year reported in the Pay Versus Performance Table, the principal executive officer or principal executive officers included in the Pay Versus Performance Table and the adjustments (i.e., amounts deducted and added) made to each principal executive officer’s Summary Compensation Table Total to determine the Compensation Actually Paid to each principal executive officer. The valuation methodology (including assumptions) used to the determine the fair value of equity awards for purposes of determining the Compensation Actually Paid to each principal executive officer is the same as set forth in footnote 3 to the “2025 Summary Compensation Table” (see page 46).

Year	PEO	Adjustments made to Summary Compensation Table Total to determine Compensation Actually Paid

2025	James E. Davis
$8,762,861 of stock awards and $2,999,873 of option awards was subtracted and replaced with:

•     $13,420,513 representing year end fair value of stock and option awards granted in 2025 that remained unvested and outstanding at the end of 2025;

•     $6,540,953 representing the change in fair value as of the end of 2025 (from the end of the prior fiscal year) of stock and option awards granted prior to 2025 that remained unvested and outstanding at the end of 2025;

•     $2,648,169, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2025 that vested in 2025, and

•     $165,009, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2024	James E. Davis
$8,239,724 of stock awards and $2,843,630 of option awards was subtracted and replaced with:

•     $16,427,092 representing year end fair value of stock and option awards granted in 2024 that remained unvested and outstanding at the end of 2024;

•     $5,095,869 representing the change in fair value as of the end of 2024 (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that remained unvested and outstanding at the end of 2024;

•     $(712,315), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that vested in 2024, and

•     $143,311, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2023	James E. Davis
$7,290,745 of stock awards and $2,499,848 of option awards was subtracted and replaced with:

•     $9,387,056, representing year end fair value of stock and option awards granted in 2023 that remained unvested and outstanding at the end of 2023;

•     $(2,419,477) representing the change in fair value as of the end of 2023 (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that remained unvested and outstanding at the end of 2023;

•     $(518,557), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that vested in 2023, and

•     $104,386, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2022	Stephen H. Rusckowski
$8,350,579 of stock awards and $2,874,884 of option awards was subtracted and replaced with:

•     $17,879,280, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

•     $(3,439,186) representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

•     $(9,191,272), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022, and

•     $115,743, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

James E. Davis
$8,542,446 of stock awards and $1,249,946 of option awards was subtracted and replaced with:
•     $13,893,488, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;
•     $(757,182), representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;
•     $(2,556,979), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022; and
•     $38,512, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year

2021	Stephen H. Rusckowski
$7,631,057 of stock awards and $2,624,978 of option awards was subtracted and replaced with:
•     $23,985,936, representing year end fair value of stock and option awards granted in 2021 that remained unvested and outstanding at the end of 2021;
•     $19,873,591, representing the change in fair value as of the end of 2021 (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that remained unvested and outstanding at the end of 2021;
•     $979,266, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that vested in 2021; and
•     $108,082, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

The following table sets forth, for each year reported in the Pay Versus Performance Table, the named executive officers (other than the principal executive officer) included in the calculation of the average Compensation Actually Paid to non-principal executive officer named executive officers and the adjustments (i.e., amounts deducted and added) made to the Summary Compensation Table Total of the relevant named executive officers to determine the average Compensation Actually Paid to the relevant named executive officers. The valuation methodology (including assumptions) used to the determine the fair value of equity awards for purposes of determining the average Compensation Actually Paid to the named executive officers is the same as set forth in footnote 3 to the “2025 Summary Compensation Table” (see page 46).

Year	Other NEOs	Adjustments made to Summary Compensation Table Total to determine Compensation Actually Paid

2025	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Karthik Kuppusamy
$1,524,535 of stock awards and $521,714 of option awards was subtracted and replaced with:

•     $2,334,677, representing year end fair value of stock and option awards granted in 2025 that remained unvested and outstanding at the end of 2025;

•      $1,159,958, representing the change in fair value as of the end of 2025 (from the end of the prior fiscal year) of stock and option awards granted prior to 2025 that remained unvested and outstanding at the end of 2025;

•     $429,727, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2025 that vested in 2025; and

•     $22,843, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2024	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Karthik Kuppusamy
$1,421,712 of stock awards and $490,484 of option awards was subtracted and replaced with:

•     $2,834,151, representing year end fair value of stock and option awards granted in 2024 that remained unvested and outstanding at the end of 2024;

•     $856,501, representing the change in fair value as of the end of 2024 (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that remained unvested and outstanding at the end of 2024;

•     $(159,349), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that vested in 2024; and

•     $25,807, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2023	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Karthik Kuppusamy
$1,367,131 of stock awards and $468,622 of option awards was subtracted and replaced with:

•     $1,760,107, representing year end fair value of stock and option awards granted in 2023 that remained unvested and outstanding at the end of 2023;

•     $(605,337), representing the change in fair value as of the end of 2023 (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that remained unvested and outstanding at the end of 2023;

•     $(208,993), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that vested in 2023; and

•     $25,313, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2022	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Patrick Plewman Mark J. Guinan Carrie Eglinton Manner
$1,756,357 of stock awards and $491,715 of option awards was subtracted and replaced with:

•     $1,893,840, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

•     $(178,429), representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

•     $(1,727,285), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022;

•     $300,240, representing the fair value as of the vesting date of stock and option awards granted in 2022 that vested in 2022;

•     $(1,150,774), representing the fair value as of December 2021 of stock and option awards granted prior to 2022 that failed to vest in 2022; and

•     $15,742, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2021	Mark J. Guinan James E. Davis Carrie Eglinton Manner Catherine T. Doherty
$1,396,986 of stock awards and $614,911 of option awards was subtracted and replaced with:

•     $4,592,710, representing year end fair value of stock and option awards granted in 2021 that remained unvested and outstanding at the end of 2021;

•     $4,298,331, representing the change in fair value as of the end of 2021 (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that remained unvested and outstanding at the end of 2021;

•     $244,105, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that vested in 2021; and

•     $26,113, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

For purposes of the Peer Group TSR column of the Pay Versus Performance Table, we have used the S&P 500 Health Care (Sector) Index, which we also use for purposes of the Stock Performance Graph in our 2025 Annual Report on Form 10-K.

Company Selected Measure Name			Adjusted Diluted Earnings Per Share
Peer Group Issuers, Footnote
For purposes of the Peer Group TSR column of the Pay Versus Performance Table, we have used the S&P 500 Health Care (Sector) Index, which we also use for purposes of the Stock Performance Graph in our 2025 Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote
The following table sets forth, for each year reported in the Pay Versus Performance Table, the principal executive officer or principal executive officers included in the Pay Versus Performance Table and the adjustments (i.e., amounts deducted and added) made to each principal executive officer’s Summary Compensation Table Total to determine the Compensation Actually Paid to each principal executive officer. The valuation methodology (including assumptions) used to the determine the fair value of equity awards for purposes of determining the Compensation Actually Paid to each principal executive officer is the same as set forth in footnote 3 to the “2025 Summary Compensation Table” (see page 46).

Year	PEO	Adjustments made to Summary Compensation Table Total to determine Compensation Actually Paid

2025	James E. Davis
$8,762,861 of stock awards and $2,999,873 of option awards was subtracted and replaced with:

•     $13,420,513 representing year end fair value of stock and option awards granted in 2025 that remained unvested and outstanding at the end of 2025;

•     $6,540,953 representing the change in fair value as of the end of 2025 (from the end of the prior fiscal year) of stock and option awards granted prior to 2025 that remained unvested and outstanding at the end of 2025;

•     $2,648,169, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2025 that vested in 2025, and

•     $165,009, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2024	James E. Davis
$8,239,724 of stock awards and $2,843,630 of option awards was subtracted and replaced with:

•     $16,427,092 representing year end fair value of stock and option awards granted in 2024 that remained unvested and outstanding at the end of 2024;

•     $5,095,869 representing the change in fair value as of the end of 2024 (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that remained unvested and outstanding at the end of 2024;

•     $(712,315), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that vested in 2024, and

•     $143,311, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2023	James E. Davis
$7,290,745 of stock awards and $2,499,848 of option awards was subtracted and replaced with:

•     $9,387,056, representing year end fair value of stock and option awards granted in 2023 that remained unvested and outstanding at the end of 2023;

•     $(2,419,477) representing the change in fair value as of the end of 2023 (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that remained unvested and outstanding at the end of 2023;

•     $(518,557), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that vested in 2023, and

•     $104,386, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2022	Stephen H. Rusckowski
$8,350,579 of stock awards and $2,874,884 of option awards was subtracted and replaced with:

•     $17,879,280, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

•     $(3,439,186) representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

•     $(9,191,272), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022, and

•     $115,743, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

James E. Davis
$8,542,446 of stock awards and $1,249,946 of option awards was subtracted and replaced with:
•     $13,893,488, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;
•     $(757,182), representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;
•     $(2,556,979), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022; and
•     $38,512, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year

2021	Stephen H. Rusckowski
$7,631,057 of stock awards and $2,624,978 of option awards was subtracted and replaced with:
•     $23,985,936, representing year end fair value of stock and option awards granted in 2021 that remained unvested and outstanding at the end of 2021;
•     $19,873,591, representing the change in fair value as of the end of 2021 (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that remained unvested and outstanding at the end of 2021;
•     $979,266, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that vested in 2021; and
•     $108,082, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount			$ 3,283,376	$ 3,015,220	$ 2,850,271	$ 3,386,412	$ 3,431,291
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,184,332	4,660,134	1,985,608	291,674	10,580,653
Adjustment to Non-PEO NEO Compensation Footnote
The following table sets forth, for each year reported in the Pay Versus Performance Table, the named executive officers (other than the principal executive officer) included in the calculation of the average Compensation Actually Paid to non-principal executive officer named executive officers and the adjustments (i.e., amounts deducted and added) made to the Summary Compensation Table Total of the relevant named executive officers to determine the average Compensation Actually Paid to the relevant named executive officers. The valuation methodology (including assumptions) used to the determine the fair value of equity awards for purposes of determining the average Compensation Actually Paid to the named executive officers is the same as set forth in footnote 3 to the “2025 Summary Compensation Table” (see page 46).

Year	Other NEOs	Adjustments made to Summary Compensation Table Total to determine Compensation Actually Paid

2025	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Karthik Kuppusamy
$1,524,535 of stock awards and $521,714 of option awards was subtracted and replaced with:

•     $2,334,677, representing year end fair value of stock and option awards granted in 2025 that remained unvested and outstanding at the end of 2025;

•      $1,159,958, representing the change in fair value as of the end of 2025 (from the end of the prior fiscal year) of stock and option awards granted prior to 2025 that remained unvested and outstanding at the end of 2025;

•     $429,727, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2025 that vested in 2025; and

•     $22,843, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2024	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Karthik Kuppusamy
$1,421,712 of stock awards and $490,484 of option awards was subtracted and replaced with:

•     $2,834,151, representing year end fair value of stock and option awards granted in 2024 that remained unvested and outstanding at the end of 2024;

•     $856,501, representing the change in fair value as of the end of 2024 (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that remained unvested and outstanding at the end of 2024;

•     $(159,349), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that vested in 2024; and

•     $25,807, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2023	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Karthik Kuppusamy
$1,367,131 of stock awards and $468,622 of option awards was subtracted and replaced with:

•     $1,760,107, representing year end fair value of stock and option awards granted in 2023 that remained unvested and outstanding at the end of 2023;

•     $(605,337), representing the change in fair value as of the end of 2023 (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that remained unvested and outstanding at the end of 2023;

•     $(208,993), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that vested in 2023; and

•     $25,313, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2022	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Patrick Plewman Mark J. Guinan Carrie Eglinton Manner
$1,756,357 of stock awards and $491,715 of option awards was subtracted and replaced with:

•     $1,893,840, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

•     $(178,429), representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

•     $(1,727,285), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022;

•     $300,240, representing the fair value as of the vesting date of stock and option awards granted in 2022 that vested in 2022;

•     $(1,150,774), representing the fair value as of December 2021 of stock and option awards granted prior to 2022 that failed to vest in 2022; and

•     $15,742, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2021	Mark J. Guinan James E. Davis Carrie Eglinton Manner Catherine T. Doherty
$1,396,986 of stock awards and $614,911 of option awards was subtracted and replaced with:

•     $4,592,710, representing year end fair value of stock and option awards granted in 2021 that remained unvested and outstanding at the end of 2021;

•     $4,298,331, representing the change in fair value as of the end of 2021 (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that remained unvested and outstanding at the end of 2021;

•     $244,105, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that vested in 2021; and

•     $26,113, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
The following graph shows, for each of the five disclosed years: (i) the Compensation Actually Paid to the principal executive officers, (ii) the average Compensation Actually Paid to the other named executive officers and (iii) the Company’s cumulative TSR (assuming an initial $100 investment).

Compensation Actually Paid vs. Net Income
The following graph shows, for each of the five disclosed years (i) the Compensation Actually Paid to the principal executive officers, (ii) the average Compensation Actually Paid to the other named executive officers and (iii) the Company’s Net Income.

Compensation Actually Paid vs. Company Selected Measure
The following graph shows, for each of the five disclosed years: (i) the Compensation Actually Paid to the principal executive officers, (ii) the average Compensation Actually Paid to the other named executive officers; and (iii) the Company’s Adjusted Diluted Earnings Per Share. Adjusted Diluted EPS is a non-GAAP financial measure. See Annex A for a reconciliation to a financial measure reported under U.S. GAAP.

Total Shareholder Return Vs Peer Group			The following graph shows, for each of the five disclosed years: (i) the Company’s Cumulative TSR; and (ii) the Cumulative TSR of the Company’s peer group (assuming an initial $100 investment).
Tabular List, Table
Tabular List
The following tabular list sets forth those measures, which, in our assessment, represent the two financial performance measures and the two non-financial performance measures that we use to link the compensation paid to our named executive officers for fiscal year 2025 to Company performance. See “Compensation Discussion and Analysis”, beginning on page 25 for more information about these measures.

Financial Performance Measures

Adjusted Diluted Earnings Per Share

Revenue

Non-Financial Performance Measures

Patient Experience/Employee Experience

Community Impact Goals

Total Shareholder Return Amount			$ 160.65	137.07	122.64	136.34	147.86
Peer Group Total Shareholder Return Amount			$ 148.37	$ 129.48	$ 126.22	$ 123.67	$ 126.13
Company Selected Measure Amount | $ / shares			9.85	8.93	8.71	9.95	14.24
PEO Name	James E. Davis	Stephen H. Rusckowski	James E. Davis	James E. Davis	James E. Davis		Stephen H. Rusckowski
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 1,046,000,000	$ 921,000,000	$ 908,000,000	$ 1,015,000,000	$ 2,080,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Diluted Earnings Per Share
Non-GAAP Measure Description
*	Adjusted Diluted Earnings Per Share is a non-GAAP financial measure. See Annex A for a reconciliation to a financial measure reported under U.S. GAAP.

Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Patient Experience/Employee Experience
Measure:: 4
Pay vs Performance Disclosure
Name			Community Impact Goals
James E. Davis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 15,498,479	14,404,862	12,673,834	11,883,027
PEO Actually Paid Compensation Amount			26,510,389	24,275,465	9,436,647	12,708,474
Stephen H. Rusckowski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						15,678,164	14,557,818
PEO Actually Paid Compensation Amount						9,817,267	49,248,658
PEO | James E. Davis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,420,513	16,427,092	9,387,056	13,893,488
PEO | James E. Davis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,540,953	5,095,869	(2,419,477)	(757,182)
PEO | James E. Davis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,648,169	(712,315)	(518,557)	(2,556,979)
PEO | James E. Davis [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			165,009	143,311	104,386	38,512
PEO | James E. Davis [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,762,861)	(8,239,724)	(7,290,745)	(8,542,446)
PEO | James E. Davis [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,999,873)	(2,843,630)	(2,499,848)	(1,249,946)
PEO | Stephen H. Rusckowski [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						17,879,280	23,985,936
PEO | Stephen H. Rusckowski [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(3,439,186)	19,873,591
PEO | Stephen H. Rusckowski [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(9,191,272)	979,266
PEO | Stephen H. Rusckowski [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						115,743	108,082
PEO | Stephen H. Rusckowski [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(8,350,579)	(7,631,057)
PEO | Stephen H. Rusckowski [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,874,884)	(2,624,978)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,334,677	2,834,151	1,760,107	1,893,840	4,592,710
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,159,958	856,501	(605,337)	(178,429)	4,298,331
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						300,240
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			429,727	(159,349)	(208,993)	(1,727,285)	244,105
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,150,774)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,843	25,807	25,313	15,742	26,113
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,524,535)	(1,421,712)	(1,367,131)	(1,756,357)	(1,396,986)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (521,714)	$ (490,484)	$ (468,622)	$ (491,715)	$ (614,911)